Inventory - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventory [Abstract]
Raw materials	$ 586,081	$ 1,321,224	$ 792,640
Work in process	11,111	11,111	20,297
Finished goods	783,073	123,914	157,553
Total inventory	$ 1,380,265	$ 1,456,249	$ 970,490